Note 16 - Financial instruments (Detail) - Cash and Cash Equivalents (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Cash	$ 447,016	$ 3,817,158
Bankers acceptance	50,000	999,930
Total cash and cash equivalents	$ 497,016	$ 4,817,088	$ 789,136	$ 8,014,492